CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income	$ 155,810	$ 198,075	$ 172,595
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	70,559	30,598	14,586
Depreciation and amortization	33,337	28,138	24,171
Stock-based compensation expense	7,678	7,969	6,219
Pension expense (income)	2,484	1,041	859
Net amortization (accretion) on investment securities	21,053	11,430	10,846
Net (gain) loss on sales/transfers of investments securities	(4,563)	406	161
Equity Securities, FV-NI, Unrealized Gain (Loss)	(9,045)	(575)	208
Originations of loans held for sale	(942,207)	(390,578)	(157,771)
Net (gains) losses on sales of loans held for sale	(51,176)	(14,851)	(6,071)
Proceeds from sales of loans held for sale	965,960	396,121	167,374
Deferred income taxes	(8,380)	12,590	6,267
Operating Lease, Expense	7,897	7,324	0
Operating Lease, Payments	(8,196)	(7,335)	0
Life Insurance, Corporate or Bank Owned, Change in Value	1,506	3,748	5,454
Decrease (increase) in interest receivable	(9,697)	2,117	(3,808)
(Decrease) increase in interest payable	(7,431)	1,545	5,207
Decrease (increase) in other assets	(288,857)	(165,902)	35,000
(Decrease) increase in other liabilities	176,168	71,964	(10,043)
Net cash provided by (used in) operating activities	109,888	186,329	260,346
Investing activities
Proceeds from sales of investment securities available-for-sale	122,248	519,136	290,745
Proceeds from calls, paydowns and maturities of securities available-for-sale	904,821	557,034	387,351
Purchases of securities available-for-sale	(1,551,952)	(834,743)	(852,131)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	41,736	18,062	36,671
Purchases of securities held-to-maturity	(30,250)	0	(14,014)
Proceeds from Maturities, Prepayments and Calls of Other Investments	29,526	0	1,052
Purchases of other investment securities	(28,659)	(12,120)	(31,385)
Net decrease (increase) in interest-bearing deposits with other banks	36,643	(19,210)	(3,764)
Net decrease (increase) in loans and leases	(714,594)	(409,557)	(28,577)
Proceeds from Sale of Other Real Estate	2,076	1,453	3,797
Purchases of premises and equipment	(16,466)	(20,934)	(18,228)
Net cash acquired (paid) in business combinations	0	(51,663)
Cash Acquired from Acquisition			64,895
(Payments for) Proceeds from Branch Divestitures	0	(118)	41,197
Net cash provided by (used in) investing activities	(1,204,871)	(252,424)	(204,785)
Financing activities
Net (decrease) increase in total deposits	2,021,774	69,953	(18,690)
Net (decrease) increase in short-term borrowings	(1,149,587)	275,490	30,531
Payments on long-term borrowings	(681,511)	(159,653)	(52,460)
Proceeds from FHLBank Borrowings, Financing Activities	1,040,975	0	150,000
Cash dividends paid on common stock	(89,691)	(89,097)	(79,655)
Treasury stock purchase	(16,686)	(66,218)	0
Proceeds from exercise of stock options	72	90	284
Net cash provided by (used in) financing activities	1,125,346	30,565	30,010
Cash and due from banks
Net (decrease) increase in Cash and due from banks	30,363	(35,530)	85,571
Cash and due from banks at beginning of year	200,691	236,221	150,650
Cash and due from banks at end of year	231,054	200,691	236,221
Supplemental disclosures
Interest paid	75,884	121,779	84,125
Income taxes paid	32,579	27,497	16,004
Acquisition of other real estate owned through foreclosure	1,017	2,448	3,182
Issuance of restricted stock awards	9,370	10,488	8,797
Securities transferred from HTM to AFS	0	268,703	372,128
Common stock issued in bank acquisitions	0	60,934	1,043,424
us-gaap_OperatingLeaseRightOfUseAsset	0	60,249	0
us-gaap_OperatingLeaseLiability	0	65,799	0
Supplemental schedule for investing activities
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Assets, Net Of Purchase Consideration	0	(39,140)	3,342,781
Total liabilities assumed	0	18,380	4,018,948
Goodwill	$ 0	$ 57,520	$ 676,167